UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 98.2%
Australia 8.7%
AGL Energy Ltd.	13,380	198,045
Alumina Ltd.	73,512	187,051
Amcor Ltd.	36,863	269,192
AMP Ltd.	83,173	467,144
Asciano Group	84,899	152,799
ASX Ltd.	5,253	187,019
Australia & New Zealand Banking Group Ltd.	73,299	1,805,198
Bendigo & Adelaide Bank Ltd.	10,320	101,728
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	96,714	4,657,681
Billabong International Ltd.	6,561	51,237
BlueScope Steel Ltd.	53,052	108,377
Boral Ltd.	21,365	110,494
Brambles Ltd.	42,588	311,880
Caltex Australia Ltd.	3,834	61,865
CFS Retail Property Trust (REIT)	55,801	106,201
Coca-Cola Amatil Ltd.	15,502	188,245
Cochlear Ltd.	1,516	130,134
Commonwealth Bank of Australia	44,364	2,404,525
Computershare Ltd.	11,624	111,336
Crown Ltd.	11,979	100,982
CSL Ltd. (a)	15,733	581,449
CSR Ltd.	15,628	53,021
Dexus Property Group (REIT)	142,534	125,316
Fairfax Media Ltd. (a)	58,875	78,558
Fortescue Metals Group Ltd.	36,444	241,630
Foster's Group Ltd.	56,611	334,938
Goodman Fielder Ltd.	41,961	53,385
Goodman Group (REIT)	194,801	138,022
GPT Group (REIT)	51,246	166,440
Harvey Norman Holdings Ltd.	16,119	50,018
Incitec Pivot Ltd.	47,802	214,092
Insurance Australia Group Ltd.	61,715	229,167
Leighton Holdings Ltd.	3,939	120,151
Lend Lease Group	14,146	132,711
Macarthur Coal Ltd.	4,297	51,557
Macquarie Group Ltd.	9,999	378,534
MAP Group	9,429	29,649
Metcash Ltd.	22,003	94,677
Mirvac Group (REIT)	99,901	128,649
National Australia Bank Ltd.	62,170	1,662,298
Newcrest Mining Ltd.	21,824	898,883
OneSteel Ltd.	33,867	85,474
Orica Ltd.	10,195	278,077
Origin Energy Ltd.	29,897	501,587
OZ Minerals Ltd.	93,937	154,976
Paladin Energy Ltd.*	21,041	78,567
Qantas Airways Ltd.*	32,839	74,048
QBE Insurance Group Ltd.	30,265	553,152
QR National Ltd.*	48,335	167,484
Ramsay Health Care Ltd.	2,956	58,368
Rio Tinto Ltd.	12,490	1,094,888
Santos Ltd.	24,496	393,997
Sims Metal Management Ltd.	4,814	87,189
Sonic Healthcare Ltd.	9,615	119,144
SP Ausnet	43,189	39,312
Stockland (REIT)	70,900	272,074
Suncorp Group Ltd.	36,920	323,836
TABCORP Holdings Ltd.	17,911	138,762
Tatts Group Ltd.	39,349	95,239
Telstra Corp., Ltd.	128,012	373,394
Toll Holdings Ltd.	18,918	116,037
Transurban Group (Units)	35,370	196,461
Wesfarmers Ltd.	28,795	946,539
Wesfarmers Ltd. (PPS)	4,199	139,809
Westfield Group (REIT) (Units)	62,590	604,671
Westfield Retail Trust (REIT)	83,511	226,315
Westpac Banking Corp.	86,379	2,173,790
Woodside Petroleum Ltd.	17,943	868,577
Woolworths Ltd.	35,271	980,651
WorleyParsons Ltd.	5,649	181,017

(Cost $12,963,621)		28,797,713
Austria 0.3%
Erste Group Bank AG (a)	5,555	280,302
Immofinanz AG* (a)	29,096	131,374
OMV AG	4,063	183,625
Raiffeisen Bank International AG (a)	1,132	62,823
Telekom Austria AG	10,143	148,347
Verbund AG (a)	2,316	102,898
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,186	67,736
Voestalpine AG	2,938	137,945

(Cost $706,237)		1,115,050
Belgium 0.9%
Ageas (a)	64,852	184,276
Anheuser-Busch InBev NV	20,972	1,194,656
Bekaert NV (a)	1,077	122,854
Belgacom SA	4,332	167,818
Colruyt SA (a)	2,145	112,962
Compagnie Nationale a Portefeuille (a)	824	56,724
Delhaize Group SA (a)	2,997	244,010
Dexia SA* (a)	15,882	61,852
Groupe Bruxelles Lambert SA	2,362	220,562
KBC GROEP NV* (a)	4,700	176,745
Mobistar SA	788	54,632
Solvay SA	1,518	179,828
UCB SA (a)	2,963	112,517
Umicore	3,468	171,995

(Cost $2,963,329)		3,061,431
Channel Islands 0.1%
Randgold Resources Ltd.* (a)	2,488	198,285
Resolution Ltd.	38,291	181,761

(Cost $362,959)		380,046
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $144,318)	24,273	88,063
Denmark 1.1%
A P Moller-Maersk AS "A" (a)	16	147,039
A P Moller-Maersk AS "B" (a)	38	357,451
Carlsberg AS "B" (a)	3,143	338,423
Coloplast AS "B" (a)	706	102,253
Danske Bank AS*	13,370	296,055
Danske Bank AS*	4,456	99,517
DSV AS (a)	6,370	157,276
Novo Nordisk AS "B" (a)	12,138	1,524,979
Novozymes AS "B" (a)	1,275	195,205
Pandora AS*	1,684	85,941
Tryg AS (a)	765	44,988
Vestas Wind Systems AS*	5,936	257,469
William Demant Holding AS* (a)	765	66,246

(Cost $1,213,577)		3,672,842
Finland 1.1%
Elisa Oyj (a)	3,752	82,578
Fortum Oyj* (a)	12,409	421,361
Kesko Oyj "B"* (a)	1,892	88,484
Kone Oyj "B" (a)	4,633	266,575
Metso Corp. (a)	3,777	203,084
Neste Oil Oyj	3,566	73,532
Nokia Oyj (a)	107,561	919,948
Nokian Renkaat Oyj (a)	3,113	132,485
Orion Oyj "B"* (a)	2,903	70,434
Outokumpu Oyj (a)	4,255	73,689
Pohjola Bank PLC (a)	4,517	61,582
Rautaruukki Oyj (a)	2,751	65,966
Sampo Oyj "A"	11,612	370,436
Sanoma Oyj (a)	2,631	59,547
Stora Enso Oyj "R"	15,926	189,704
UPM-Kymmene Oyj*	14,681	310,424
Wartsila Oyj	4,230	165,155

(Cost $2,500,452)		3,554,984
France 9.5%
Accor SA	4,026	180,897
Aeroports de Paris	843	77,655
Air France-KLM* (a)	3,738	62,246
Air Liquide SA (a)	8,116	1,078,427
Alcatel-Lucent*	67,546	387,787
Alstom SA (a)	5,851	345,985
Atos Origin SA*	1,103	64,676
AXA SA (a)	48,903	1,021,907
bioMerieux	349	36,606
BNP Paribas	27,482	2,010,079
Bouygues SA	6,648	319,249
Bureau Veritas SA (a)	1,440	113,099
Cap Gemini	4,404	255,802
Carrefour SA (a)	17,193	761,191
Casino Guichard-Perrachon SA (a)	1,653	156,464
Christian Dior SA	1,798	253,105
CNP Assurances	4,222	89,632
Compagnie de Saint-Gobain (a)	11,230	687,614
Compagnie Generale de Geophysique-Veritas*	4,071	146,803
Compagnie Generale des Etablissements Michelin "B" (a)	5,044	426,042
Credit Agricole SA (a)	27,143	445,448
DANONE SA (a)	16,780	1,096,167
Dassault Systemes SA	1,552	119,279
Edenred*	4,217	127,266
Eiffage SA	1,318	79,179
Electricite de France	7,608	315,052
Eramet (a)	158	58,398
Essilor International SA (a)	5,879	436,582
Eurazeo	947	74,056
Eutelsat Communications	2,404	96,025
Fonciere des Regions (REIT) (a)	796	84,821
France Telecom SA	53,575	1,200,397
GDF Suez (a)	35,722	1,455,474
Gecina SA (REIT) (a)	642	88,546
Groupe Eurotunnel SA (Registered)	14,337	152,530
Icade (REIT) (a)	761	93,915
Iliad SA	531	63,664
Imerys SA	1,241	90,980
JC Decaux SA*	2,083	69,904
Klepierre (REIT)	2,484	100,822
L'Oreal SA	6,868	800,079
Lafarge SA (a)	5,869	366,097
Lagardere SCA	3,548	151,475
Legrand SA (a)	4,659	193,823
LVMH Moet Hennessy Louis Vuitton SA (a)	7,042	1,114,757
Metropole Television SA (a)	2,109	55,115
Natixis* (a)	26,529	150,049
Neopost SA (a)	1,005	88,035
PagesJaunes Groupe (a)	4,261	42,675
Pernod Ricard SA	5,791	540,841
PPR (a)	2,234	342,405
PSA Peugeot Citroen* (a)	4,054	160,180
Publicis Groupe (a)	3,421	191,869
Renault SA*	5,536	306,058
Safran SA	4,964	175,452
Sanofi-Aventis	30,062	2,107,825
Schneider Electric SA (a)	6,920	1,182,727
SCOR SE	4,991	135,912
Societe BIC SA	873	77,598
Societe Generale (a)	18,294	1,188,718
Societe Television Francaise 1	3,335	61,230
Sodexo	2,545	185,857
Suez Environnement Co.	8,176	169,171
Technip SA	2,899	309,162
Thales SA	2,298	91,661
Total SA	60,678	3,693,822
Unibail-Rodamco SE (REIT) (a)	2,670	578,373
Vallourec SA	3,214	360,564
Veolia Environnement	9,621	299,149
Vinci SA	12,747	796,578
Vivendi (a)	35,292	1,007,818

(Cost $21,932,529)		31,648,846
Germany 8.0%
Adidas AG	6,034	380,152
Allianz SE (Registered)	13,115	1,840,628
Axel Springer AG	365	58,996
BASF SE	26,597	2,300,419
Bayer AG	23,877	1,848,934
Bayerische Motoren Werke (BMW) AG	9,360	779,318
Beiersdorf AG	3,036	185,292
Brenntag AG*	677	75,182
Celesio AG (a)	2,394	58,797
Commerzbank AG*	21,474	167,351
Continental AG* (a)	1,451	130,928
Daimler AG (Registered)* (a)	26,074	1,842,060
Deutsche Bank AG (Registered) (b)	26,794	1,575,287
Deutsche Boerse AG	5,642	428,177
Deutsche Lufthansa AG (Registered)*	6,913	146,516
Deutsche Post AG (Registered)	24,456	440,863
Deutsche Telekom AG (Registered)	81,795	1,260,049
E.ON AG (a)	52,041	1,589,366
Fraport AG	1,201	88,013
Fresenius Medical Care AG & Co. KGaA (a)	5,639	378,721
Fresenius SE & Co. KGaA	3,132	289,712
GEA Group AG	5,079	167,280
Hannover Rueckversicherung AG (Registered)	1,717	93,744
HeidelbergCement AG	4,146	289,584
Henkel AG & Co. KGaA	3,519	183,850
Hochtief AG	1,218	131,015
Infineon Technologies AG (a)	31,651	324,532
K+S AG	4,077	307,790
Kabel Deutschland Holding AG*	1,239	65,671
Lanxess AG	2,345	175,405
Linde AG (a)	4,771	753,565
MAN SE	3,051	380,501
Merck KGaA (a)	1,966	177,426
Metro AG (a)	3,816	260,748
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	5,425	853,402
Puma AG Rudolf Dassler Sport	163	47,806
RWE AG	11,931	759,957
Salzgitter AG	1,260	99,462
SAP AG	24,745	1,514,963
Siemens AG (Registered)	23,642	3,240,310
Suedzucker AG	2,167	60,439
ThyssenKrupp AG	9,237	377,404
TUI AG* (a)	4,516	53,972
United Internet AG (Registered) (a)	3,420	61,555
Volkswagen AG	866	132,916
Wacker Chemie AG	471	105,932

(Cost $15,605,152)		26,483,990
Greece 0.3%
Alpha Bank AE*	15,212	98,091
Coca-Cola Hellenic Bottling Co. SA	5,334	143,249
EFG Eurobank Ergasias*	9,104	56,770
Hellenic Telecommunications Organization SA	7,725	86,269
National Bank of Greece SA*	27,415	243,994
OPAP SA	6,608	141,503
Public Power Corp. SA	3,201	55,708

(Cost $1,038,964)		825,584
Hong Kong 2.9%
AIA Group Ltd.*	223,600	688,460
ASM Pacific Technology Ltd. (a)	6,400	80,221
Bank of East Asia Ltd.	45,405	193,503
BOC Hong Kong (Holdings) Ltd.	105,321	343,237
Cathay Pacific Airways Ltd.	34,000	81,475
Cheung Kong (Holdings) Ltd.	40,000	653,078
Cheung Kong Infrastructure Holdings Ltd. (a)	12,000	56,694
CLP Holdings Ltd. (a)	56,274	456,859
Esprit Holdings Ltd.	33,419	153,378
Foxconn International Holdings Ltd.*	66,000	39,624
Genting Singapore PLC* (a)	175,995	286,228
Hang Lung Group Ltd. (a)	20,000	124,830
Hang Lung Properties Ltd. (a)	72,000	314,249
Hang Seng Bank Ltd.	21,900	353,619
Henderson Land Development Co., Ltd.	28,882	200,132
Hong Kong & China Gas Co., Ltd.	124,966	299,139
Hong Kong Exchanges & Clearing Ltd. (a)	29,000	628,948
Hopewell Holdings Ltd.	18,500	55,177
Hutchison Whampoa Ltd.	61,100	723,439
Hysan Development Co., Ltd. (a)	20,360	83,759
Kerry Properties Ltd.	22,432	112,469
Li & Fung Ltd. (a)	81,120	415,061
Lifestyle International Holdings Ltd. (a)	20,500	49,178
Link (REIT)	62,035	194,593
MTR Corp., Ltd.	42,227	155,802
New World Development Co., Ltd.	76,428	135,199
Noble Group Ltd. (a)	108,891	184,869
NWS Holdings Ltd.	41,268	63,134
Orient Overseas International Ltd. (a)	6,400	67,139
PCCW Ltd.	122,000	50,660
Power Assets Holdings Ltd.	38,500	256,632
Sands China Ltd.*	69,619	155,374
Shangri-La Asia Ltd.	39,540	101,054
Sino Land Co., Ltd.	74,590	132,906
SJM Holdings Ltd.	40,337	71,147
Sun Hung Kai Properties Ltd.	40,297	638,241
Swire Pacific Ltd. "A"	22,500	330,332
Wharf Holdings Ltd.	42,750	295,679
Wheelock & Co., Ltd.	27,000	101,356
Wing Hang Bank Ltd.	5,000	59,137
Wynn Macau Ltd. (a)	48,781	136,399
Yue Yuen Industrial (Holdings) Ltd. (a)	20,500	64,832

(Cost $5,387,597)		9,587,242
Ireland 0.4%
CRH PLC (c)	17,943	411,438
CRH PLC (c)	2,414	55,422
Elan Corp. PLC*	14,066	96,781
Experian PLC	28,495	352,894
Governor & Co. of the Bank of Ireland* (a)	110,055	34,314
James Hardie Industries SE (CDI)*	11,075	69,878
Kerry Group PLC "A" (c)	3,881	144,489
Kerry Group PLC "A" (c)	129	4,808
Ryanair Holdings PLC	10,294	49,003

(Cost $974,275)		1,219,027
Israel 0.7%
Bank Hapoalim BM*	26,630	138,497
Bank Leumi Le-Israel	31,633	161,971
Bezeq Israeli Telecommunication Corp., Ltd.	46,703	138,489
Cellcom Israel Ltd.	1,574	51,649
Delek Group Ltd.	128	34,646
Elbit Systems Ltd.	724	40,316
Israel Chemicals Ltd.	12,805	210,826
Israel Discount Bank "A"*	17,880	37,704
Makhteshim-Agan Industries Ltd.*	7,588	40,139
Mizrahi Tefahot Bank Ltd.	3,902	44,062
NICE Systems Ltd.*	1,999	73,808
Partner Communications Co., Ltd.	2,732	51,936
Teva Pharmaceutical Industries Ltd.	26,830	1,346,029
The Israel Corp., Ltd.*	75	89,864

(Cost $2,317,580)		2,459,936
Italy 2.8%
A2A SpA (a)	34,674	56,167
Assicurazioni Generali SpA	33,163	718,138
Atlantia SpA	8,633	197,835
Autogrill SpA*	4,015	56,531
Banca Carige SpA	15,127	35,823
Banca Monte dei Paschi di Siena SpA* (a)	69,737	87,021
Banco Popolare Societa Cooperativa	39,084	116,540
Enel Green Power SpA*	44,192	122,627
Enel SpA	188,310	1,187,050
Eni SpA	74,447	1,828,423
EXOR SpA	2,149	66,119
Fiat Industrial SpA* (a)	22,318	320,402
Fiat SpA (a)	22,318	202,110
Finmeccanica SpA	11,877	149,469
Intesa Sanpaolo	217,736	644,305
Intesa Sanpaolo (RSP)	23,028	60,865
Luxottica Group SpA	3,787	123,654
Mediaset SpA	20,558	130,640
Mediobanca SpA	12,848	131,463
Parmalat SpA	49,674	166,421
Pirelli & C. SpA (a)	7,684	67,517
Prysmian SpA	5,795	124,340
Saipem SpA	7,533	400,448
Snam Rete Gas SpA	42,673	239,848
Telecom Italia SpA	270,850	416,476
Telecom Italia SpA (RSP)	158,422	213,065
Terna - Rete Elettrica Nationale SpA	38,215	182,947
UBI Banca - Unione di Banche Italiane ScpA	16,320	139,466
UniCredit SpA	386,663	955,675

(Cost $8,077,260)		9,141,385
Japan 20.0%
ABC-Mart, Inc.	700	25,457
Advantest Corp. (a)	4,100	73,837
AEON Co., Ltd. (a)	17,700	205,131
Aeon Credit Service Co., Ltd. (a)	2,730	37,579
AEON Mall Co., Ltd.	2,600	55,826
Air Water, Inc.	4,553	55,448
Aisin Seiki Co., Ltd.	5,500	190,959
Ajinomoto Co., Inc.	18,000	187,617
Alfresa Holdings Corp.	1,200	46,093
All Nippon Airways Co., Ltd.	26,000	77,519
Amada Co., Ltd.	11,000	91,777
Aozora Bank Ltd.	17,000	38,423
Asahi Breweries Ltd.	10,800	179,567
Asahi Glass Co., Ltd. (a)	30,000	377,254
Asahi Kasei Corp.	37,000	249,543
ASICS Corp.	5,000	66,843
Astellas Pharma, Inc.	12,900	477,663
Benesse Holdings, Inc.	1,900	77,777
Bridgestone Corp.	19,100	400,232
Brother Industries Ltd.	7,200	105,775
Canon Marketing Japan, Inc.	2,000	24,838
Canon, Inc.	32,500	1,414,403
Casio Computer Co., Ltd. (a)	7,700	60,911
Central Japan Railway Co.	44	348,593
Chiyoda Corp. (a)	5,065	46,400
Chubu Electric Power Co., Inc.	18,900	420,353
Chugai Pharmaceutical Co., Ltd. (a)	5,900	101,573
Chugoku Electric Power Co., Inc. (a)	9,000	166,410
Chuo Mitsui Trust Holdings, Inc. (a)	30,100	106,750
Citizen Holdings Co., Ltd.	7,700	44,341
Coca-Cola West Co., Ltd.	1,800	34,299
Cosmo Oil Co., Ltd.	19,000	59,161
Credit Saison Co., Ltd.	4,200	67,560
Dai Nippon Printing Co., Ltd. (a)	16,000	194,855
Dai-ichi Life Insurance Co., Ltd.	229	345,510
Daicel Chemical Industries Ltd.	9,000	55,506
Daido Steel Co., Ltd.	8,000	45,492
Daihatsu Motor Co., Ltd.	6,000	87,425
Daiichi Sankyo Co., Ltd.	19,800	382,289
Daikin Industries Ltd.	6,700	200,646
Dainippon Sumitomo Pharma Co., Ltd.	5,200	48,449
Daito Trust Construction Co., Ltd.	2,100	144,662
Daiwa House Industry Co., Ltd. (a)	13,000	159,726
Daiwa Securities Group, Inc. (a)	45,000	206,660
DeNA Co., Ltd.	2,200	79,478
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	73,936
Denso Corp.	14,200	471,171
Dentsu, Inc.	5,000	129,057
Dowa Holdings Co., Ltd.	7,450	46,395
East Japan Railway Co.	9,739	541,511
Eisai Co., Ltd.	6,600	236,768
Electric Power Development Co., Ltd.	3,200	98,562
Elpida Memory, Inc.*	5,800	74,679
FamilyMart Co., Ltd. (a)	1,900	71,381
FANUC Corp.	5,500	832,472
Fast Retailing Co., Ltd. (a)	1,500	187,725
Fuji Electric Holdings Co., Ltd.	16,000	50,589
Fuji Heavy Industries Ltd.	15,000	96,658
Fuji Media Holdings, Inc.	10	13,994
Fujifilm Holdings Corp.	13,500	418,081
Fujitsu Ltd. (a)	55,000	310,772
Fukuoka Financial Group, Inc.	23,000	95,672
Gree, Inc. (a)	2,440	40,921
GS Yuasa Corp.	12,000	79,779
Hakuhodo Dy Holdings, Inc.	760	40,111
Hamamatsu Photonics K.K. (a)	1,578	62,509
Hankyu Hanshin Holdings, Inc.	32,200	148,651
Hino Motors Ltd.	9,000	44,037
Hirose Electric Co., Ltd.	1,000	107,718
Hisamitsu Pharmaceutical Co., Inc. (a)	1,900	76,635
Hitachi Chemical Co., Ltd.	3,400	69,120
Hitachi Construction Machinery Co., Ltd. (a)	3,000	75,126
Hitachi High-Technologies Corp.	2,200	43,878
Hitachi Ltd. (a)	129,000	671,520
Hitachi Metals Ltd. (a)	5,000	62,996
Hokkaido Electric Power Co., Inc.	4,800	93,080
Hokuhoku Financial Group, Inc.	34,000	66,218
Hokuriku Electric Power Co.	5,100	115,513
Honda Motor Co., Ltd.	46,900	1,761,992
Hoya Corp.	12,800	292,070
IBIDEN Co., Ltd.	3,700	116,854
Idemitsu Kosan Co., Ltd.	700	81,967
IHI Corp.	34,000	82,977
INPEX Corp.	61	462,743
Isetan Mitsukoshi Holdings Ltd.	10,920	98,330
Isuzu Motors Ltd.	36,000	142,390
ITO EN Ltd. (a)	1,500	26,130
Itochu Corp.	42,700	447,123
Itochu Techno-Solutions Corp. (a)	800	25,900
J. Front Retailing Co., Ltd.	11,000	45,756
Japan Petroleum Exploration Co., Ltd.	900	45,011
Japan Prime Realty Investment Corp. (REIT)	22	59,404
Japan Real Estate Investment Corp. (REIT)	15	141,921
Japan Retail Fund Investment Corp. (REIT)	52	81,395
Japan Steel Works Ltd.	7,000	54,785
Japan Tobacco, Inc.	131	473,257
JFE Holdings, Inc.	13,325	389,914
JGC Corp.	6,000	140,442
JS Group Corp.	7,548	196,005
JSR Corp.	5,100	102,331
JTEKT Corp.	6,200	80,649
Jupiter Telecommunications Co., Ltd.	78	76,612
JX Holdings, Inc.	64,700	435,585
Kajima Corp. (a)	27,000	75,631
Kamigumi Co., Ltd. (a)	8,000	68,382
Kaneka Corp.	10,000	69,608
Kansai Electric Power Co., Inc.	20,900	455,036
Kansai Paint Co., Ltd.	7,000	60,676
Kao Corp.	15,600	389,156
Kawasaki Heavy Industries Ltd. (a)	37,000	162,804
Kawasaki Kisen Kaisha Ltd. (a)	22,000	81,197
KDDI Corp.	84	520,077
Keikyu Corp. (a)	12,000	86,415
Keio Corp.	16,000	95,600
Keisei Electric Railway Co., Ltd.	9,000	51,611
Keyence Corp.	1,170	299,463
Kikkoman Corp.	5,000	47,127
Kinden Corp.	4,000	36,403
Kintetsu Corp. (a)	48,900	156,964
Kirin Holdings Co., Ltd.	24,000	315,364
Kobe Steel Ltd.	73,000	189,565
Koito Manufacturing Co., Ltd.	3,158	50,609
Komatsu Ltd.	26,900	913,591
Konami Corp.	3,000	55,542
Konica Minolta Holdings, Inc.	14,000	117,312
Kubota Corp.	32,000	301,611
Kuraray Co., Ltd.	8,500	109,546
Kurita Water Industries Ltd. (a)	3,300	97,556
Kyocera Corp.	4,700	476,328
Kyowa Hakko Kirin Co., Ltd.	7,910	74,174
Kyushu Electric Power Co., Inc.	10,800	210,988
Lawson, Inc. (a)	1,600	77,134
Mabuchi Motor Co., Ltd.	900	42,847
Makita Corp.	2,900	134,924
Marubeni Corp. (a)	48,000	345,660
Marui Group Co., Ltd.	7,200	46,482
Maruichi Steel Tube Ltd.	900	22,235
Matsui Securities Co., Ltd. (a)	4,700	25,540
Mazda Motor Corp.	43,000	94,602
McDonald's Holdings Co. (Japan), Ltd.	2,200	53,109
Medipal Holdings Corp.	4,000	35,393
MEIJI Holdings Co., Ltd. (a)	1,900	76,407
Minebea Co., Ltd.	10,000	55,182
Miraca Holdings, Inc.	1,107	42,388
Mitsubishi Chemical Holdings Corp.	37,000	232,640
Mitsubishi Corp.	38,700	1,074,276
Mitsubishi Electric Corp.	56,000	661,120
Mitsubishi Estate Co., Ltd.	34,000	575,114
Mitsubishi Gas Chemical Co., Inc.	11,000	78,949
Mitsubishi Heavy Industries Ltd.	82,000	376,581
Mitsubishi Logistics Corp.	4,000	44,722
Mitsubishi Materials Corp.	35,000	118,658
Mitsubishi Motors Corp.*	113,000	138,567
Mitsubishi Tanabe Pharma Corp. (a)	6,300	102,248
Mitsubishi UFJ Financial Group, Inc.	366,000	1,689,637
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	76,178
Mitsui & Co., Ltd.	49,300	883,702
Mitsui Chemicals, Inc. (a)	22,000	77,759
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	57,418
Mitsui Fudosan Co., Ltd.	24,000	396,153
Mitsui Mining & Smelting Co., Ltd.	19,000	66,013
Mitsui O.S.K Lines Ltd.	34,000	195,792
Mitsumi Electric Co., Ltd.	2,700	35,933
Mizuho Financial Group, Inc.	588,390	976,170
Mizuho Securities Co., Ltd.	19,000	50,481
Mizuho Trust & Banking Co., Ltd.	49,000	44,181
MS&AD Insurance Group Holdings, Inc.	15,800	359,764
Murata Manufacturing Co., Ltd.	6,000	432,075
Nabtesco Corp. (a)	1,925	48,414
Namco Bandai Holdings, Inc.	4,950	53,975
NEC Corp.* (a)	68,900	149,927
NGK Insulators Ltd.	6,000	107,261
NGK Spark Plug Co., Ltd. (a)	5,000	68,286
NHK Spring Co., Ltd.	5,000	49,531
Nidec Corp. (a)	3,200	276,990
Nikon Corp. (a)	8,800	181,438
Nintendo Co., Ltd.	2,800	756,384
Nippon Building Fund, Inc. (REIT)	15	146,069
Nippon Electric Glass Co., Ltd.	10,000	141,621
Nippon Express Co., Ltd.	22,000	84,371
Nippon Meat Packers, Inc.	6,000	75,667
Nippon Paper Group, Inc.	3,200	68,170
Nippon Sheet Glass Co., Ltd. (a)	21,000	60,592
Nippon Steel Corp.	144,000	460,495
Nippon Telegraph & Telephone Corp.	13,838	621,362
Nippon Yusen Kabushiki Kaisha	46,000	179,731
Nishi-Nippon City Bank Ltd.	22,000	63,212
Nissan Chemical Industries Ltd.	4,000	41,356
Nissan Motor Co., Ltd. (a)	70,500	625,499
Nisshin Seifun Group, Inc.	6,000	69,175
Nisshin Steel Co., Ltd.	22,000	47,343
Nisshinbo Holdings, Inc.	4,000	38,807
Nissin Foods Holdings Co., Ltd. (a)	2,000	70,498
Nitori Holdings Co., Ltd. (a)	850	74,699
Nitto Denko Corp.	4,900	259,786
NKSJ Holdings, Inc. (a)	41,000	267,648
NOK Corp. (a)	3,300	58,478
Nomura Holdings, Inc.	99,900	522,439
Nomura Real Estate Holdings, Inc.	3,100	46,996
Nomura Real Estate Office Fund, Inc. (REIT)	9	60,916
Nomura Research Institute Ltd.	3,300	72,840
NSK Ltd.	10,000	86,199
NTN Corp.	15,000	71,952
NTT Data Corp.	38	117,454
NTT DoCoMo, Inc.	439	771,601
NTT Urban Development Corp.	39	32,680
Obayashi Corp. (a)	21,000	93,412
OBIC Co., Ltd.	200	37,942
Odakyu Electric Railway Co., Ltd. (a)	17,000	143,268
OJI Paper Co., Ltd.	23,000	109,221
Olympus Corp. (a)	5,900	164,133
Omron Corp.	5,900	165,836
Ono Pharmaceutical Co., Ltd.	2,400	118,009
Oracle Corp. (a)	1,000	41,657
Oriental Land Co., Ltd.	1,300	103,306
ORIX Corp. (a)	2,940	275,338
Osaka Gas Co., Ltd.	54,000	215,533
Otsuka Corp. (a)	500	32,159
Otsuka Holdings KK	7,222	178,423
Panasonic Corp. (a)	63,514	807,860
Rakuten, Inc. (a)	207	186,146
Resona Holdings, Inc.	52,900	251,844
Ricoh Co., Ltd.	19,000	222,938
Rinnai Corp. (a)	1,000	66,362
ROHM Co., Ltd. (a)	2,500	156,588
Sankyo Co., Ltd.	1,700	87,166
Santen Pharmaceutical Co., Ltd.	2,000	79,707
Sapporo Hokuyo Holdings, Inc.	8,400	40,394
Sapporo Holdings Ltd.	8,000	29,815
SBI Holdings, Inc. (a)	566	71,243
Secom Co., Ltd.	6,100	283,440
Sega Sammy Holdings, Inc.	6,000	104,304
Seiko Epson Corp. (a)	3,900	62,453
Sekisui Chemical Co., Ltd.	12,000	93,917
Sekisui House Ltd. (a)	15,000	140,659
Senshu Ikeda Holdings, Inc. (a)	22,416	30,452
Seven & I Holdings Co., Ltd.	22,000	561,241
Seven Bank Ltd.	18	36,247
Sharp Corp.	29,000	287,629
Shikoku Electric Power Co., Inc.	4,700	127,868
Shimadzu Corp. (a)	8,000	71,075
Shimamura Co., Ltd. (a)	700	61,686
Shimano, Inc.	1,900	94,909
Shimizu Corp.	18,000	80,067
Shin-Etsu Chemical Co., Ltd.	11,700	581,624
Shinko Electric Industries Co., Ltd.	1,500	15,364
Shinsei Bank Ltd. (a)	39,000	45,949
Shionogi & Co., Ltd.	8,000	136,475
Shiseido Co., Ltd.	9,500	164,463
Showa Denko KK	45,000	90,346
Showa Shell Sekiyu KK	6,200	64,698
SMC Corp.	1,500	246,874
Softbank Corp. (a)	23,400	933,975
Sojitz Corp.	35,100	70,048
Sony Corp.	28,600	915,970
Sony Financial Holdings, Inc.	5,400	107,117
Square Enix Holdings Co., Ltd.	2,100	36,456
Stanley Electric Co., Ltd.	4,600	76,040
Sumco Corp.* (a)	3,800	76,612
Sumitomo Chemical Co., Ltd.	43,000	214,535
Sumitomo Corp.	32,700	467,424
Sumitomo Electric Industries Ltd.	21,700	300,273
Sumitomo Heavy Industries Ltd.	16,000	104,448
Sumitomo Metal Industries Ltd.	94,000	210,195
Sumitomo Metal Mining Co., Ltd.	15,000	258,055
Sumitomo Mitsui Financial Group, Inc.	38,591	1,199,763
Sumitomo Realty & Development Co., Ltd. (a)	10,000	200,048
Sumitomo Rubber Industries Ltd. (a)	5,400	55,182
Sumitomo Trust & Banking Co., Ltd.	39,000	202,080
Suzuken Co., Ltd.	2,000	52,753
Suzuki Motor Corp.	9,400	210,082
Sysmex Corp. (a)	2,164	76,539
T&D Holdings, Inc.	7,500	184,840
Taisei Corp. (a)	29,000	71,472
Taisho Pharmaceutical Co., Ltd. (a)	4,000	86,559
Taiyo Nippon Sanso Corp.	7,000	58,319
Takashimaya Co., Ltd. (a)	8,000	51,070
Takeda Pharmaceutical Co., Ltd.	21,600	1,007,550
TDK Corp.	3,700	218,628
Teijin Ltd.	27,000	120,750
Terumo Corp.	4,800	253,042
The 77 Bank Ltd.	11,000	55,278
The Bank of Kyoto Ltd. (a)	10,000	88,483
The Bank of Yokohama Ltd.	31,000	147,211
The Chiba Bank Ltd.	23,000	128,853
The Chugoku Bank Ltd.	5,000	56,744
The Furukawa Electric Co., Ltd.	18,000	72,710
The Gunma Bank Ltd.	11,000	58,319
The Hachijuni Bank Ltd.	13,258	76,347
The Hiroshima Bank Ltd.	16,000	69,440
The Iyo Bank Ltd.	6,000	49,988
The Joyo Bank Ltd.	18,000	70,762
The Shizuoka Bank Ltd.	18,000	148,882
The Suruga Bank Ltd. (a)	6,000	53,234
THK Co., Ltd. (a)	2,500	62,876
Tobu Railway Co., Ltd.	28,000	114,451
Toho Co., Ltd.	3,600	51,633
Toho Gas Co., Ltd.	13,000	67,047
Tohoku Electric Power Co., Inc.	12,200	206,071
Tokio Marine Holdings, Inc.	20,700	553,460
Tokuyama Corp.	10,000	53,378
Tokyo Electric Power Co., Inc.	41,700	233,616
Tokyo Electron Ltd.	4,900	270,095
Tokyo Gas Co., Ltd.	75,000	342,630
Tokyo Steel Manufacturing Co., Ltd. (a)	3,300	38,522
Tokyo Tatemono Co., Ltd. (a)	12,000	44,867
Tokyu Corp.	31,000	128,577
Tokyu Land Corp. (a)	13,000	56,576
TonenGeneral Sekiyu KK (a)	9,000	111,120
Toppan Printing Co., Ltd.	15,000	118,298
Toray Industries, Inc. (a)	42,000	305,482
Toshiba Corp.	115,000	562,695
Tosoh Corp. (a)	15,000	53,919
TOTO Ltd. (a)	8,000	64,342
Toyo Seikan Kaisha Ltd.	4,100	67,233
Toyo Suisan Kaisha Ltd.	3,000	65,136
Toyoda Gosei Co., Ltd.	2,100	43,752
Toyota Boshoku Corp.	2,200	31,659
Toyota Industries Corp.	5,200	157,288
Toyota Motor Corp.	79,500	3,201,791
Toyota Tsusho Corp.	6,100	100,616
Trend Micro, Inc.	2,500	66,573
Tsumura & Co. (a)	2,000	62,755
Ube Industries Ltd.	29,000	92,390
Unicharm Corp.	3,600	130,921
UNY Co., Ltd.	4,900	45,477
Ushio, Inc. (a)	3,400	66,504
USS Co., Ltd.	640	49,781
West Japan Railway Co.	48	185,237
Yahoo! Japan Corp.	388	138,818
Yakult Honsha Co., Ltd.	3,000	76,677
Yamada Denki Co., Ltd.	2,440	164,564
Yamaguchi Financial Group, Inc.	6,000	55,542
Yamaha Corp.	5,000	56,684
Yamaha Motor Co., Ltd.* (a)	6,100	106,482
Yamato Holdings Co., Ltd. (a)	10,700	165,941
Yamato Kogyo Co., Ltd. (a)	1,400	46,622
Yamazaki Baking Co., Ltd.	4,000	46,598
Yaskawa Electric Corp. (a)	7,000	82,977
Yokogawa Electric Corp.* (a)	4,900	37,348

(Cost $55,194,096)		66,310,757
Luxembourg 0.5%
ArcelorMittal (a)	24,698	893,426
Millicom International Cellular SA (SDR) (a)	2,202	210,714
SES (FDR)	8,953	230,608
Tenaris SA (d)	13,374	328,466

(Cost $1,156,125)		1,663,214
Mauritius 0.0%
Essar Energy Ltd.* (Cost $77,373)	9,197	69,800
Mexico 0.0%
Fresnillo PLC (Cost $59,410)	5,276	130,596
Netherlands 4.8%
Aegon NV* (a)	49,433	370,178
Akzo Nobel NV	6,788	466,375
ASML Holding NV*	12,413	547,102
Corio NV (REIT) (a)	1,606	112,344
Delta Lloyd NV	2,256	60,043
European Aeronautic Defence & Space Co.* (a)	11,781	342,936
Fugro NV (CVA)	2,044	180,120
Heineken Holding NV	3,501	168,298
Heineken NV	7,480	408,708
ING Groep NV (CVA)* (a)	109,449	1,385,297
Koninklijke (Royal) KPN NV	45,207	770,089
Koninklijke Ahold NV (a)	34,610	464,399
Koninklijke Boskalis Westminster NV	2,203	116,501
Koninklijke DSM NV	4,325	265,740
Koninklijke Philips Electronics NV*	28,152	899,877
Koninklijke Vopak NV	2,096	100,847
QIAGEN NV* (a)	7,045	140,727
Randstad Holding NV*	3,330	185,467
Reed Elsevier NV	20,476	263,489
Royal Dutch Shell PLC "A"	104,483	3,794,725
Royal Dutch Shell PLC "B"	77,291	2,802,178
SBM Offshore NV	3,860	112,034
TNT NV	10,661	273,469
Unilever NV (CVA)	47,052	1,475,341
Wolters Kluwer NV (a)	8,985	210,103

(Cost $10,807,629)		15,916,387
New Zealand 0.1%
Auckland International Airport Ltd.	26,754	45,215
Contact Energy Ltd.*	8,468	37,604
Fletcher Building Ltd.	19,694	140,348
Sky City Entertainment Group Ltd.	17,085	44,061
Telecom Corp. of New Zealand Ltd.	55,246	84,727

(Cost $216,824)		351,955
Norway 0.9%
Aker Solutions ASA	5,251	120,682
DnB NOR ASA	28,183	432,408
Norsk Hydro ASA	23,931	196,286
Orkla ASA	23,025	223,162
Renewable Energy Corp. ASA*	16,104	56,522
Seadrill Ltd. (a)	7,865	284,436
Statoil ASA (a)	31,581	875,434
Telenor ASA	23,819	391,940
Yara International ASA	5,418	274,513

(Cost $1,075,314)		2,855,383
Portugal 0.3%
Banco Comercial Portugues SA (Registered) (a)	89,021	72,669
Banco Espirito Santo SA (Registered)	14,369	58,851
Brisa Auto-Estradas de Portugal SA	5,896	39,882
CIMPOR - Cimentos de Portugal, SGPS, SA	5,927	42,956
EDP - Energias de Portugal SA	53,496	208,338
Galp Energia, SGPS, SA "B" (a)	6,887	147,429
Jeronimo Martins, SGPS, SA (a)	6,458	103,878
Portugal Telecom, SGPS, SA (Registered)	17,587	202,984

(Cost $722,996)		876,987
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	48,200	77,625
CapitaLand Ltd. (a)	77,125	201,914
CapitaMall Trust (REIT)	71,870	107,192
CapitaMalls Asia Ltd. (a)	44,360	62,642
City Developments Ltd. (a)	15,000	137,088
ComfortDelGro Corp., Ltd.	61,000	75,494
Cosco Corp., (Singapore) Ltd.	33,000	53,669
DBS Group Holdings Ltd.	48,084	558,469
Fraser & Neave Ltd.	28,488	135,829
Global Logistic Properties Ltd.*	45,000	66,759
Golden Agri-Resources Ltd.	191,373	104,758
Hutchison Port Holdings Trust (Units)*	150,000	148,500
Jardine Cycle & Carriage Ltd.	2,604	75,610
Keppel Corp., Ltd. (a)	36,500	356,168
Keppel Land Ltd. (a)	22,749	81,034
Neptune Orient Lines Ltd.* (a)	26,000	40,016
Olam International Ltd. (a)	38,898	86,406
Oversea-Chinese Banking Corp., Ltd.	71,897	546,429
SembCorp Industries Ltd.	30,449	125,854
SembCorp Marine Ltd. (a)	26,600	123,240
Singapore Airlines Ltd.	14,670	159,211
Singapore Exchange Ltd. (a)	26,000	161,920
Singapore Press Holdings Ltd. (a)	43,758	136,776
Singapore Technologies Engineering Ltd. (a)	47,000	121,555
Singapore Telecommunications Ltd.	228,301	546,981
StarHub Ltd.	20,000	42,840
United Overseas Bank Ltd.	35,828	534,364
UOL Group Ltd.	12,544	47,270
Wilmar International Ltd.	55,000	238,239
Yangzijiang Shipbuilding Holdings Ltd.	54,569	78,358

(Cost $2,743,004)		5,232,210
Spain 3.5%
Abertis Infraestructuras SA	8,979	195,075
Acciona SA (a)	796	86,502
Acerinox SA (a)	3,075	60,684
ACS, Actividades de Construccion y Servicios SA	4,073	190,946
Amadeus IT Holding SA "A"* (a)	5,445	104,175
Banco Bilbao Vizcaya Argentaria SA (a)	123,667	1,500,408
Banco de Sabadell SA (a)	29,340	128,359
Banco de Valencia SA (a)	7,120	31,886
Banco Popular Espanol SA	24,760	145,553
Banco Santander SA (a)	239,406	2,779,431
Bankinter SA (a)	9,353	64,154
Criteria Caixacorp SA	22,441	158,285
EDP Renovaveis SA*	7,120	51,138
Enagas	5,106	115,201
Ferrovial SA (a)	10,786	135,280
Fomento de Construcciones y Contratas SA	1,296	42,905
Gas Natural SDG SA	8,859	166,416
Gestevision Telecinco SA* (a)	4,240	48,540
Grifols SA	4,444	77,466
Iberdrola Renovables SA (a)	24,323	104,963
Iberdrola SA (a)	108,825	946,335
Indra Sistemas SA (a)	3,035	60,862
Industria de Diseno Textil SA (a)	6,396	513,227
Mapfre SA	21,471	80,910
Red Electrica Corporacion SA (a)	3,306	187,879
Repsol YPF SA	21,415	733,695
Telefonica SA	117,936	2,952,507
Zardoya Otis SA	3,079	51,054

(Cost $7,840,066)		11,713,836
Sweden 3.1%
Alfa Laval AB	10,265	222,965
Assa Abloy AB "B" (a)	9,399	270,270
Atlas Copco AB "A"	19,876	528,398
Atlas Copco AB "B"	11,966	289,297
Boliden AB	8,566	184,568
Electrolux AB "B"* (a)	6,327	163,089
Getinge AB "B" (a)	6,157	151,977
Hennes & Mauritz AB "B" (a)	29,232	970,710
Hexagon AB "B" (a)	6,794	162,210
Holmen AB "B" (a)	1,734	59,944
Husqvarna AB "B" (a)	9,898	84,837
Industrivarden AB "C" (a)	2,946	52,368
Investor AB "B"	13,018	315,968
Kinnevik Investment AB "B"	6,768	157,730
Modern Times Group "B" (a)	1,567	119,165
Nordea Bank AB (a)	75,551	827,100
Ratos AB "B" (a)	3,003	118,561
Sandvik AB (a)	29,416	555,054
Scania AB "B"	9,869	228,748
Securitas AB "B" (a)	8,322	99,082
Skandinaviska Enskilda Banken AB "A" (a)	40,278	359,266
Skanska AB "B" (a)	11,351	239,001
SKF AB "B" (a)	11,632	338,719
SSAB AB "A"*	5,899	93,412
Svenska Cellulosa AB "B"	15,239	245,296
Svenska Handelsbanken AB "A" (a)	14,398	472,185
Swedbank AB "A" (a)	20,654	353,401
Swedish Match AB (a)	5,994	199,328
Tele2 AB "B"	8,608	198,838
Telefonaktiebolaget LM Ericsson "B"	86,153	1,111,053
TeliaSonera AB (a)	62,674	541,654
Volvo AB "B"* (a)	39,776	699,494

(Cost $4,208,834)		10,413,688
Switzerland 8.3%
ABB Ltd. (Registered)* (a)	63,099	1,515,475
Actelion Ltd. (Registered)* (a)	3,012	173,309
Adecco SA (Registered) (a)	3,248	213,587
Aryzta AG (a)	1,910	97,735
Baloise Holding AG (Registered)	1,516	150,197
Compagnie Financiere Richemont SA "A"	14,950	863,470
Credit Suisse Group AG (Registered)	32,336	1,374,060
GAM Holding Ltd.*	6,250	118,740
Geberit AG (Registered) (a)	1,158	252,150
Givaudan SA (Registered)*	231	232,258
Holcim Ltd. (Registered)	7,106	535,368
Julius Baer Group Ltd.	5,841	253,481
Kuehne & Nagel International AG (Registered) (a)	1,591	222,584
Lindt & Spruengli AG	28	80,875
Lindt & Spruengli AG (Registered)	3	97,545
Logitech International SA (Registered)* (a)	4,606	82,943
Lonza Group AG (Registered)	1,168	97,980
Nestle SA (Registered) (a)	99,808	5,721,166
Novartis AG (Registered) (a)	60,750	3,295,117
Pargesa Holding SA (Bearer) (a)	884	84,695
Roche Holding AG (Genusschein) (a)	20,280	2,896,827
Schindler Holding AG (a)	1,337	160,702
Schindler Holding AG (Registered)	700	84,518
SGS SA (Registered) (a)	155	275,912
Sika AG (Bearer) (a)	58	139,680
Sonova Holding AG (Registered)	1,307	116,470
STMicroelectronics NV (a)	18,682	231,401
Straumann Holding AG (Registered)	254	65,318
Swatch Group AG (Bearer) (a)	905	400,131
Swatch Group AG (Registered)	1,182	93,942
Swiss Life Holding AG (Registered)* (a)	941	155,519
Swiss Reinsurance Co., Ltd. (Registered)	10,345	591,867
Swisscom AG (Registered) (a)	670	298,710
Syngenta AG (Registered)	2,676	869,664
Synthes, Inc.	1,650	223,114
Transocean Ltd.*	9,178	721,450
UBS AG (Registered)*	104,886	1,881,896
Wolseley PLC*	8,475	285,371
Xstrata PLC	59,185	1,383,342
Zurich Financial Services AG	4,167	1,166,397

(Cost $14,715,821)		27,504,966
United Kingdom 18.3%
3i Group PLC	28,276	135,582
Admiral Group PLC	5,838	145,537
Aggreko PLC	7,275	183,928
AMEC PLC	10,048	192,300
Anglo American PLC	37,964	1,953,121
Antofagasta PLC	11,177	244,029
ARM Holdings PLC	37,471	345,638
Associated British Foods PLC	10,698	170,244
AstraZeneca PLC	40,670	1,867,901
Autonomy Corp. PLC*	6,503	165,766
Aviva PLC	82,413	572,191
Babcock International Group PLC (a)	10,262	102,231
BAE Systems PLC	96,227	501,539
Balfour Beatty PLC	19,458	107,315
Barclays PLC	332,598	1,480,878
BG Group PLC	97,646	2,429,543
BHP Billiton PLC	63,629	2,511,010
BP PLC	544,087	3,962,620
British American Tobacco PLC	57,485	2,307,279
British Land Co. PLC (REIT)	26,236	232,535
British Sky Broadcasting Group PLC	34,295	453,882
BT Group PLC	218,776	651,382
Bunzl PLC	8,658	103,405
Burberry Group PLC	12,867	242,328
Cable & Wireless Worldwide PLC	72,196	60,746
Cairn Energy PLC*	40,505	300,264
Capita Group PLC	17,286	206,035
Capital Shopping Centers Group PLC (REIT)	14,044	86,287
Carnival PLC	4,807	189,083
Centrica PLC	146,735	765,731
Cobham PLC	34,762	128,371
Compass Group PLC	54,423	489,346
Diageo PLC (a)	71,990	1,368,513
Eurasian Natural Resources Corp. (e)	6,607	99,259
FirstGroup PLC	13,740	71,922
G4S PLC	39,038	159,944
GlaxoSmithKline PLC	149,176	2,846,569
Hammerson PLC (REIT)	18,959	135,920
Home Retail Group PLC (a)	25,193	78,041
HSBC Holdings PLC	508,643	5,230,333
ICAP PLC (a)	16,979	143,815
Imperial Tobacco Group PLC	29,126	900,370
Inmarsat PLC	12,994	125,904
InterContinental Hotels Group PLC	8,316	170,492
International Consolidated Airlines Group SA* (c)	17,946	65,351
International Consolidated Airlines Group SA* (a) (c)	8,720	32,094
International Power PLC	43,867	216,744
Intertek Group PLC	4,606	150,291
Invensys PLC	24,215	134,095
Investec PLC	14,294	109,539
ITV PLC*	104,736	129,961
J Sainsbury PLC	35,916	193,188
Johnson Matthey PLC	6,321	188,607
Kazakhmys PLC	5,372	120,132
Kingfisher PLC	66,981	264,222
Land Securities Group PLC (REIT)	20,570	242,043
Legal & General Group PLC	168,029	310,524
Lloyds Banking Group PLC*	1,170,114	1,090,405
London Stock Exchange Group PLC	4,127	55,116
Lonmin PLC	4,607	125,861
Man Group PLC	52,604	207,508
Marks & Spencer Group PLC	45,810	247,435
National Grid PLC	100,080	953,657
Next PLC	5,005	158,975
Old Mutual PLC	159,631	348,269
Pearson PLC	22,328	394,362
Petrofac Ltd.	7,679	183,425
Prudential PLC	71,899	814,879
Reckitt Benckiser Group PLC	17,580	903,022
Reed Elsevier PLC	34,367	297,710
Rexam PLC	26,005	151,600
Rio Tinto PLC	41,888	2,942,543
Rolls-Royce Group PLC*	54,851	544,670
Royal Bank of Scotland Group PLC*	512,984	335,673
RSA Insurance Group PLC (a)	97,108	204,851
SABMiller PLC	27,193	962,977
Schroders PLC	3,304	92,013
Scottish & Southern Energy PLC	27,354	553,343
Segro PLC (REIT)	18,665	96,265
Serco Group PLC (a)	14,165	126,797
Severn Trent PLC	6,342	148,640
Shire PLC	16,186	470,236
Smith & Nephew PLC	24,717	278,746
Smiths Group PLC	10,654	221,672
Standard Chartered PLC	67,462	1,749,958
Standard Life PLC	65,918	218,682
Subsea 7 SA (a)	8,097	204,539
Tesco PLC	232,238	1,419,438
The Sage Group PLC	35,282	157,403
The Weir Group PLC	5,892	163,613
Thomas Cook Group PLC (a)	23,600	64,588
Tui Travel PLC	18,245	66,440
Tullow Oil PLC (a)	26,013	604,251
Unilever PLC	36,960	1,126,533
United Utilities Group PLC	20,113	190,849
Vedanta Resources PLC	3,132	119,529
Vodafone Group PLC	1,501,277	4,250,733
Whitbread PLC	5,317	140,737
William Morrison Supermarkets PLC	60,711	268,803
WPP PLC	36,927	455,246

(Cost $44,787,087)		60,887,912

Total Common Stocks (Cost $219,792,429)		325,963,830
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	1,454	82,435
Henkel AG & Co. KGaA (a)	5,168	320,136
Porsche Automobil Holding SE (a)	2,377	155,667
ProSiebenSat.1 Media AG	2,027	59,335
RWE AG	1,086	65,949
Volkswagen AG	4,849	786,500

Total Preferred Stocks (Cost $627,552)		1,470,022
Rights 0.0%
Germany
Porsche Automobil Holding SE, Expiration Date 4/12/2011* (a) (Cost $17,611)	2,377	20,607
Exchange-Traded Fund 0.1%
iShares MSCI EAFE Index Fund (Cost $369,090)	6,000	360,540
Securities Lending Collateral 24.7%
Daily Assets Fund Institutional, 0.22% (f) (g) (Cost $82,031,557)	82,031,557	82,031,557
Cash Equivalents 0.1%
Central Cash Management Fund, 0.17% (f) (Cost $314,941)	314,941	314,941

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $303,153,180) †	123.5	410,161,497
Other Assets and Liabilities, Net	(23.5)	(78,127,981)

Net Assets	100.0	332,033,516

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $312,093,718.  At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $98,067,779.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $125,563,740 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,495,961.

(a) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $77,873,439 which is 23.5% of net assets.
(b) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) Security is listed in country of domicile. Significant business activities of company are in Argentina.
(e) Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen
EAFE: Europe, Australasia and Far East
FDR: Fiduciary Depositary Receipt
MSCI: Morgan Stanley Capital International
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/16/2011	4	503,211	25,858
Euro Stoxx 50 Index	EUR	6/17/2011	37	1,491,291	25,821
FTSE 100 Index	GBP	6/17/2011	13	1,227,188	25,026
Hang Seng Index	HKD	4/28/2011	1	151,153	3,529
Nikkei 225 Index (h)	JPY	6/9/2011	18	1,051,695	(27,975)
Nikkei 225 Index (i)	JPY	6/9/2011	2	116,855	(7,935)
Total net unrealized appreciation					44,324

(h)	Listed on the Singapore Exchange.
(i)	Listed on the Chicago Mercantile Exchange.
At March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	100,000	AUD	98,890	6/15/2011	1,310	Citigroup, Inc
USD	2,000	CHF	1,863	6/15/2011	29	Citigroup, Inc
USD	27,000	HKD	210,139	6/15/2011	33	Morgan Stanley
JPY	49,759,260	USD	600,000	6/15/2011	1,496	Royal Bank of Scotland PLC
Total unrealized appreciation					2,868

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

AUD	248,144	USD	250,000	6/15/2011	(4,216)	Morgan Stanley
CHF	139,169	USD	150,000	6/15/2011	(1,598)	Morgan Stanley
EUR	108,451	USD	150,000	6/15/2011	(3,464)	Royal Bank of Scotland PLC
EUR	177,658	USD	250,000	6/15/2011	(1,395)	UBS AG
GBP	62,469	USD	100,000	6/15/2011	(108)	The Goldman Sachs & Co
Total unrealized depreciation					(10,781)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar
GBP	British Pound

At March 31, 2011 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	78,737,676	24.0%
Industrials	42,830,389	13.1%
Materials	36,867,850	11.2%
Consumer Discretionary	33,067,476	10.1%
Consumer Staples	31,826,234	9.7%
Energy	28,029,101	8.6%
Health Care	26,084,312	8.0%
Telecommunication Services	18,537,187	5.7%
Utilities	15,815,452	4.8%
Information Technology	15,658,782	4.8%
Total	327,454,459	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Australia	$—	$28,797,713	$0	$28,797,713
Austria	—	1,115,050	—	1,115,050
Belgium	—	3,061,431	—	3,061,431
Channel Islands	—	380,046	—	380,046
Cyprus	—	88,063	—	88,063
Denmark	—	3,672,842	—	3,672,842
Finland	—	3,554,984	—	3,554,984
France	—	31,648,846	—	31,648,846
Germany	20,607	27,954,012	—	27,974,619
Greece	—	825,584	—	825,584
Hong Kong	—	9,587,242	—	9,587,242
Ireland	—	1,219,027	—	1,219,027
Israel	—	2,459,936	—	2,459,936
Italy	—	9,141,385	—	9,141,385
Japan	—	66,310,757	—	66,310,757
Luxembourg	—	1,663,214	—	1,663,214
Mauritius	—	69,800	—	69,800
Mexico	—	130,596	—	130,596
Netherlands	—	15,916,387	—	15,916,387
New Zealand	—	351,955	—	351,955
Norway	—	2,855,383	—	2,855,383
Portugal	—	876,987	—	876,987
Singapore	—	5,232,210	—	5,232,210
Spain	—	11,713,836	—	11,713,836
Sweden	—	10,413,688	—	10,413,688
Switzerland	—	27,504,966	—	27,504,966
United Kingdom	—	60,887,912	—	60,887,912
Exchange-Traded Fund	360,540	—	—	360,540
Short Term Investments(j)	82,346,498	—	—	82,346,498
Derivatives(k)	80,234	2,868	—	83,102
Total	$82,807,879	$327,436,720	$0	$410,244,599
Liabilities
Derivatives(k)	$(35,910)	$(10,781)	$—	$(46,691)
Total	$(35,910)	$(10,781)	$—	$(46,691)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments
	Australia	United Kingdom	Total
Balance as of December 31, 2010	$0	$5,683	$5,683
Realized gains (loss)	—	6	6
Change in unrealized appreciation (depreciation)	0	91	91
Amortization premium/discount	—	—	—
Purchases	—	—	—
(Sales)	—	(5,780)	(5,780)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of March 31, 2011	$0	$—	$0
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$0	$—	$0

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$44,324	$—
Foreign Exchange Contracts	$—	$(7,913)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011